SUBSEQUENT EVENTS (Details) - Cik0001819516 Aspirational Consumer Lifestyle Corp - USD ($)			6 Months Ended
	Jul. 13, 2021	Feb. 01, 2021	Jun. 30, 2021	Dec. 31, 2020
Common Class A
Subsequent Event [Line Items]
Common stock, par value	$ 0.0001		$ 0.0001	$ 0.0001
Wheels Up
Subsequent Event [Line Items]
Aggregate merger consideration	$ 1,885,000,000
Wheels Up | Common Class A
Subsequent Event [Line Items]
Common stock, par value	$ 0.0001
Earnout share price per share	$ 10.00
Merger Agreement
Subsequent Event [Line Items]
Proceeds From Business Combination			$ 656,100,000
Merger Agreement | Subsequent Events
Subsequent Event [Line Items]
Aggregate merger consideration	$ 1,885,000,000	$ 1,885,000,000
Earnout Shares	9,000,000	9,000,000
Earnout share price, tranche one	$ 12.50	$ 12.50
Earnout share price, tranche two	15.00	15.00
Earnout share price, tranche three	17.50	17.50
Merger Agreement | Common Class A | Subsequent Events
Subsequent Event [Line Items]
Common stock, par value	0.0001
Merger Agreement | Wheels Up | Subsequent Events
Subsequent Event [Line Items]
Earnout share price per share	$ 10.00	$ 10.00